Derivative Financial Instruments (Narrative) (Details) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)
Derivative [Line Items]
Notional amount of derivative		$ 13,947.4	$ 9,876.7
Maximum aggregate facility commitment amounts		2,125.0
Aggregate actual adjusted qualifying borrowing base outstanding		972.2	1,033.1
Liability recorded based on Company's valuation		54.9	24.5
Recognized reduction to other income	$ 30.4	$ 14.8
TRS [Member]
Derivative [Line Items]
Number of derivative financing facilities | item		2
Number of wholly owned subsidiaries | item		2
Notional amount of derivative		$ 1,152.8	$ 1,091.9
TRS [Member] | CIT Financial, Ltd. Facility [Member]
Derivative [Line Items]
Unutilized portion of facility accounted for as a derivative		1,500.0
TRS [Member] | CIT TRS Funding B.V. [Member]
Derivative [Line Items]
Unutilized portion of facility accounted for as a derivative		$ 625.0
GSI Facility [Member]
Derivative [Line Items]
Derivative maturity year		2028